Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Maximum potential future payment for each type of guarantee
At December 31, 2012 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2012	December 31, 2011
Guarantees to customers of the Company's own performance	455.0	115.0
Guarantee in favor of banks	157.4	157.4

Total	612.4	272.4